Schedule of detailed information about lease liabilities and short term leases (Details)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Expense relating to short-term leases		$ 373,687	$ 2,908,520	$ 1,499,771
Variable lease payments not included in the measurement of lease liabilities		31,799	247,502	271,808
Expense relating to leases of low-value assets, excluding shortterm leases of low value assets		1,931	15,026	7,295
Total cash outflow for leases	[1]	$ 6,427,709	$ 50,028,785	$ 56,257,499

[1]	Amount includes payments of principal and interest portion of lease liabilities, short-term leases, variable lease payments and expenses related to leases of low-value assets.